Millennium Funds, Inc.



                           The Millennium Growth Fund

                       The Millennium Growth & Income Fund






















                               SEMI-ANNUAL REPORT

                                December 31, 2001

Dear Fellow Shareholders:

This semi-annual report covers the six months ended December 31, 2001. Unquestionably, much of what our country has just experienced -- politically, economically, and financially -- is without historical precedent. As such, the September 11 terrorist attacks, bio-terrorism scares, and the subsequent US military response have made it difficult to draw definitive conclusions about the implications of these scenarios on the equity markets. The Funds were moved into an aggressive defensive posture in August and the first week of September, and therefore, did not suffer the extent of the decline experienced in the related indices such as NASDAQ.

As a result of September 11, the economic world has changed. The monetary policy as set forth by the Federal Reserve has become one of the most aggressive in history. In addition, the federal government has become "pro-active" and is now politically acceptable to spend money again. These expenditures are mainly in the form of fiscal policy initiatives such as tax breaks, business incentives, and increased military spending. In our opinion, the enactment of such aggressive monetary and fiscal policies may prove to be the strong stimulus that the general economy and the equity markets need.

Although the bulk of the "bad news" in corporate earnings are behind us and the high corporate inventories are showing signs of easing, the exact timing of a turn-around in corporate earnings and corporate profit outlook has proven to be extremely elusive. In our opinion, most of the ingredients for an improved economic outlook seem to exist. The combination of accommodative monetary policy, lower interest rates, lower tax rates, constrained inflationary forces, continued strong consumer spending patterns, aggressive inventory reduction across many industries, lower energy costs, and continued gain in worker productivity all support the view that an economic recovery may be under way and, as such, may provide a favorable backdrop for long-term equity returns.

Our relatively positive outlook is tempered by the notion that it is difficult to conclude that the threat of future terrorist activity or potential geo-political conflicts such as Korea, India, Pakistan, Afghanistan, or other middle eastern countries have abated or been eliminated entirely. The continual malaise in the Japanese economy and the economic chaos of Argentina and the accounting irregularities in some US companies are examples of potential situations with massive negative impact both on investor sentiment and future earnings outlook.

Undoubtedly, the financial chaos of the past few months has created excellent investment opportunities that we have not seen since 1991; however, our capital commitment to new positions reflects our cautious outlook on investing that existed even before the events of September 11. The Funds will exercise extreme caution in evaluating new sectors and the individual companies we will chose to invest. All things being equal, this is a stock pickers market and it pays to be choosy.

With those closing comments, we thank you for your continued investment.


/s/Robert A. Dowlett
Robert A. Dowlett
Portfolio Manager

--------------------------------------------------------------------------------
MILLENNIUM GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2001 (unaudited)
--------------------------------------------------------------------------------

Shares           Security Description                               Value
 Common Stock   (61.40%)

 Electronic Components  (12.52%)
          10,000 Intel Corp.                                    $ 314,500
          10,000 PMC Sierra, Inc.                                 212,600
          30,000 Ramtron International Corp. *                    134,700
                                                                  -------
                                                                  661,800
 Enterprise, Software & Servers  (2.91%)
          10,000 BEA Systems, Inc. *                              154,000
                                                                  -------

 Integrated Circuits  (1.24%)
           3,300 Cypress Semiconductor Corp. *                     65,769
                                                                  -------

 Networking Products  (15.90%)
          10,000 Emulex Corp. *                                   395,100
          10,000 Qlogic Corp. *                                   445,111
                                                                  -------
                                                                  840,211
 Semiconductors and Related Devices  (28.82%)
          10,000 Applied Materials, Inc. *                        401,000
          10,000 KLA-Tencor Corp. *                               495,600
          10,000 Lam Research Corp. *                             232,200
          10,000 Novellus Systems, Inc. *                         394,500
                                                                  -------
                                                                1,523,300

 TOTAL COMMON STOCKS  (Cost $3,724,110)                         3,245,080
                                                                ---------

Money Market Funds -  38.04%
       2,010,744 Union Bank Money Market                        2,010,744
                                                                ---------
                  (Current Yield 1.50%)

TOTAL CASH EQUIVALENTS                                        $ 2,010,744
                                                              -----------

TOTAL INVESTMENTS -  99.44%                                   $ 5,255,824
                                                              -----------
          (Cost  $5,734,853 and  $5,142,028, respectively)

OTHER ASSETS LESS LIABILITIES -  0.56%                             29,671
                                                                   ------

NET ASSETS -  100.00%                                         $ 5,285,495
                                                              ===========

 * Non Income Producing Securities


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MILLENNIUM GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2001 (unaudited)
--------------------------------------------------------------------------------

Shares           Security Description                          Value
 Common Stock   (66.39%)

 Electronic Components  (10.64%)
          10,000 Intel Corp.                               $ 314,500
          10,000 PMC Sierra, Inc.                            212,600
                                                           ---------
                                                             527,100
 Enterprise, Software & Servers  (3.11%)
          10,000 BEA Systems, Inc. *                         154,000
                                                             -------

 Networking Products  (16.95%)
          10,000 Emulex Corp.*                               395,100
          10,000 Qlogic Corp.  *                             445,100
                                                             -------
                                                             840,200
 Semiconductors and Related Devices  (30.74%)
          10,000 Applied Materials, Inc. *                   401,000
          10,000 KLA-Tencor Corp. *                          495,600
          10,000 Lam Research Corp. *                        232,200
          10,000 Novellus Systems, Inc. *                    394,500
                                                             -------
                                                           1,523,300
 Telecommunication Equipment  (4.95%)
          10,000 Nokia Corp.                                 245,300
                                                             -------

 TOTAL COMMON STOCKS  (Cost $3,724,110)                    3,289,900
                                                           ---------

Money Market Funds -  34.45%
       1,707,082 Union Bank Money Market                   1,707,082
                                                           ---------
                  (Current Yield 1.50%)

TOTAL CASH EQUIVALENTS                                   $ 1,707,082
                                                         -----------

TOTAL INVESTMENTS -  100.83%                             $ 4,996,982
                                                         -----------
          (Cost  $5,734,853 and  $5,142,028,
           respectively)

OTHER ASSETS LESS LIABILITIES -  -0.83%                      (41,377)
                                                             --------

NET ASSETS -  100.00%                                    $ 4,955,605
                                                         ===========

 * Non Income Producing Securities

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

STATEMENT ASSETS & LIABILITIES
December 31, 2001 (unaudited)
--------------------------------------------------------------------------------


                                                             Millennium
                                          Millennium          Growth &
                                            Growth             Income
                                             Fund               Fund
                                             ----               ----

Assets:
     Investment Securities at
         Market Value                  $ 5,255,824.00      $ 4,996,982.00
         (Cost  $5,734,853 and
         $5,142,028, respectively)
     Cash                                   42,484.00                -
          Dividends and Interest
            Receivable                          83.00               70.00
                                                -----               -----
               Total Assets              5,298,391.00        4,997,052.00
                                         -------------       ------------
Liabilities:
     Payable to Custodian Bank                   -              40,061.00
     Accrued Expenses                       12,896.00            1,386.00
                                            ---------            --------
               Total Liabilities            12,896.00           41,447.00
                                            ---------           ---------
Net Assets                             $ 5,285,495.00      $ 4,955,605.00
                                       ==============      ==============

Net Assets Consist of:
     Paid-In Capital                  $ 17,322,472.00     $ 10,646,196.00
     Accumulated Undistributed
         Net
Investment Income (Loss)                   (34,116.00)         (18,412.00)
     Accumulated Undistributed
         Realized
Gain (Loss) on Investments - Net       (11,523,832.00)      (5,527,133.00)
     Unrealized Appreciation/
         (Depreciation) in Value
         of Investments Based on
         Identified Cost - Net            (479,029.00)        (145,046.00)
                                          ------------        ------------
Net Assets                             $ 5,285,495.00      $ 4,955,605.00
                                       ==============      ==============

Shares of Benefical Interest,
  No Par Value                             962,881             791,148
Per Share Net Asset Value and
  Redemption Price                             $ 5.49              $ 6.26




    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
December 31, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                             Millennium
                                            Millennium        Growth &
                                              Growth           Income
                                               Fund             Fund
Investment Income:
     Dividends                                 $ 400         $ 19,159
     Interest                                 41,582           24,902
                                              ------           ------
          Total Investment Income             41,982           44,061
Expenses:
    Investment Advisory                       29,170           24,054
     Administration Fees                       4,167            4,167
     Transfer Agent                           14,479           13,449
     Custodian Fees                            1,500            1,500
     Accounting                                6,500            6,500
     Legal                                     3,947            3,136
     Audit                                     3,173            3,173
     Directors Fees and Expenses                 414              341
     Compliance                                7,723            8,908
     Miscellaneous                             6,214            6,647
                                               -----            -----
Total Expenses                                77,287           71,875
     Fees reimbursed (Note 4)                 (1,189)          (9,402)
                                              -------          -------
Net Expenses                                  76,098           62,473

Net Investment Loss                          (34,116)         (18,412)
                                             --------         --------

Realized and Unrealized (Loss) on
  Investments:
     Realized (Loss) on Investments       (2,879,329)      (2,149,622)
     Unrealized Appreciation on
  Investments                                271,768          275,727
                                             -------          -------
Net Realized and Unrealized (Loss)
  on Investments                          (2,607,561)      (1,873,895)
                                          -----------      -----------

Net Increase (Decrease) in Net Assets
  from Operations                       $ (2,641,677)    $ (1,892,307)
                                        =============    =============


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MILLENNIUM GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
December 31, 2001 (unaudited)
--------------------------------------------------------------------------------



                                        Six months ending    Year ending
                                          Dec. 31, 2001     June 30, 2000
                                          -------------     -------------
FROM OPERATIONS:
     Net Investment Income                  $ (34,116)       $ (190,106)
     Net Realized Gain (Loss)
         on Investments                    (2,879,329)       (8,644,503)
     Net Unrealized Appreciation
         (Depreciation)                       271,768        (4,437,832)
                                              -------        -----------
     Increase (Decrease) in Net
         Assets from Operations            (2,641,677)      (13,272,441)
From Distributions to Shareholders:
     Net Realized Gain from
         Security Transactions                      0        (1,035,877)
                                                   --        -----------
     Net Decrease in Net Assets
         from Distributions                         0        (1,035,877)
From Capital Share Transactions:
     Proceeds From Sale of Shares             312,264         7,332,871
     Shares Issued on Reinvestment
         of Dividends                               0           948,224
     Cost of Shares Redeemed               (1,011,031)       (8,707,613)
                                           -----------       -----------
Net Increase in Net Assets from
   Shareholder Activity                      (698,767)         (426,518)

NET ASSETS:
Net Increase  in Net Assets                (3,340,444)      (14,734,836)
Net Assets at Beginning of Period           8,625,939        23,360,775
                                            ---------        ----------
Net Assets at End of Period               $ 5,285,495       $ 8,625,939
                                          ===========       ===========

SHARE TRANSACTIONS:
   Issued                                      53,156           501,991
   Reinvested                                       0            69,467
   Redeemed                                  (163,809)         (687,266)
                                             ---------         ---------
Net Increase (Decrease) in Shares            (110,653)         (115,808)
Shares Outstanding at Beginning
   of Period                                1,073,534         1,189,342
                                            ---------         ---------
Shares Outstanding at End of
   Period                                     962,881         1,073,534
                                              =======         =========

Accumulated Undistributed Net
   Investment Income                        $ (34,116)              $ 0
                                            ==========              ===

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MILLENNIUM GROWTH & INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
December 31, 2001 (unaudited)
--------------------------------------------------------------------------------



                                       Six months ending      Year ending
                                         Dec. 31, 2001       June 30, 2000
                                         -------------       -------------
FROM OPERATIONS:
     Net Investment Income                 $ (18,412)          $ (94,051)
     Net Realized Gain (Loss)
         on Investments                   (2,149,622)         (3,299,882)
     Net Unrealized Appreciation
         (Depreciation)                      275,727          (4,272,344)
                                             -------          -----------
     Increase (Decrease) in Net
         Assets from Operations           (1,892,307)         (7,666,277)
From Distributions to Shareholders:
     Net Realized Gain from
         Security Transactions                     0          (2,501,448)
                                                  --          -----------
     Net Decrease in Net Assets
         from Distributions                        0          (2,501,448)
From Capital Share Transactions:
     Proceeds From Sale of Shares          1,010,172           9,374,188
     Shares Issued on Reinvestment
         of Dividends                              0           2,229,668
     Cost of Shares Redeemed                (457,934)        (11,547,590)
                                            ---------        ------------
Net Increase in Net Assets from
  Shareholder Activity                       552,238              56,266

NET ASSETS:
Net Increase  in Net Assets               (1,340,069)        (10,111,459)
Net Assets at Beginning of Period          6,295,674          16,407,133
                                           ---------          ----------
Net Assets at End of Period              $ 4,955,605         $ 6,295,674
                                         ===========         ===========

SHARE TRANSACTIONS:
     Issued                                  156,674             553,535
     Reinvested                                    0             166,393
     Redeemed                                (65,185)           (966,803)
                                             --------           ---------
Net Increase (Decrease) in Shares             91,489            (246,875)
Shares Outstanding at Beginning
  of Period                                  699,659             946,534
                                             -------             -------
Shares Outstanding at End of
  Period                                     791,148             699,659
                                             =======             =======

Accumulated Undistributed Net
  Investment Income                       $ (18,412)                 $ 0
                                          ==========                 ===



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MILLENNIUM GROWTH FUND
FINANCIAL HIGHLIGHTS
December 31, 2001 (unaudited)
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period

                            Six months   Year      Year      Year    7/16/1997*
                              ending    ending    ending    ending      to
                            12/31/2001 6/30/2001 6/30/2000 6/30/1999 6/30/1998
                            ---------- --------- --------- --------- ---------

Net Asset Value at
    Beginning of Period       $ 8.04   $ 19.64   $ 16.41   $ 11.78   $ 10.00
                              ------   -------   --------  -------   -------

Net Investment Income          (0.03)    (0.18)    (0.15)    (0.15)    (0.07)
Net Gains or Losses
    on Securities
    (Realized and
    Unrealized)                (2.52)   (10.52)    8.03      7.50      1.85
                               ------   -------    ----      ----      ----
     Total from Investment
        Operations             (2.55)   (10.70)     7.88      7.35      1.78

Distributions from
    Net Investment Income       -         -         -         -         -
Distributions from
    Capital Gains               -      (0.90)    (4.65)    (2.72)       -
                                -      ------    ------    ------       -
     Total Distributions        -      (0.90)    (4.65)    (2.72)       -

Net Asset Value at
    End of Period             $ 5.49    $ 8.04   $ 19.64   $ 16.41   $ 11.78
                              ======    ======   =======   =======   =======

Total Return                  (31.72)%  (56.48)% 55.34 %   65.99 %   17.80 %

Ratios/Supplemental Data:
Net Assets at End of
    Period (000's
    omitted)              $ 5,285   $ 8,626  $ 23,361   $ 8,459   $ 9,869
Ratio of Expenses to
    Average Net Assets
After reimbursement/waiver
    of fees**                   2.50 %    2.01 %    1.45 %    1.45 %    1.45 %
Before reimbursement/waiver
    of fees**                   2.54 %    2.85 %    1.82 %    3.46 %    2.48 %
Ratio of Net Investment
    Income to
Average Net Assets**          (1.12)%   (1.22)%   (1.05)%   (0.85)%   (0.87)%

Portfolio Turnover Rate**     345 %     128 %     105 %     984 %     111 %





  *Commencement of Operations
**Annualized


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MILLENNIUM GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS
December 31, 2001 (unaudited)
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period

                             Six months   Year      Year      Year    2-26-98*
                               ending    ending    ending    ending      to
                             12/31/2001 6/30/2001 6/30/2000 6/30/1999 6/30/1998
                             ---------- --------- --------- --------- ---------

Net Asset Value at
    Beginning of Period         $ 9.00   $ 17.33   $ 13.83   $ 10.00   $ 10.00
                                ------   -------   -------   -------   -------

Net Investment Income            (0.03)    (0.13)    (0.14)   (0.06)       -
Net Gains or Losses on
    Securities (Realized
    and Unrealized)              (2.71)    (5.95)     7.19     4.12        -
                                 ------    ------     ----     ----        -
     Total from Investment
       Operations                (2.74)    (6.08)     7.05     4.06        -

Distributions from Net
    Investment Income              -         -         -        -          -
Distributions from
    Capital Gains                  -       (2.25)    (3.55)   (0.23)       -
                                  --      ------    ------    ------       -
     Total Distributions           -       (2.25)    (3.55)   (0.23)       -

Net Asset Value at
    End of Period               $ 6.26    $ 9.00   $ 17.33  $ 13.83   $ 10.00
                                =======   =======  ========  ========  =======

Total Return                    (30.44)%  (39.21)%   57.04 %  40.79 %     0.00 %

Ratios/Supplemental Data:
Net Assets at End of Period
    (000's omitted)         $ 4,956   $ 6,296  $ 16,407  $ 8,781    $ 1,172
Ratio of Expenses to
    Average Net Assets
After reimbursement/waiver
    of fees**                     2.49 %    2.05 %    1.45 %   1.45 %     1.45 %
Before reimbursement/waiver
    of fees**                     2.86 %    2.94 %    2.04 %   2.24 %     5.31 %
Ratio of Net Investment
    Income to Average
    Net Assets**                 (0.73)%   (0.69)%   (1.00)%  (0.47)%    (1.45)%

Portfolio Turnover Rate**       341 %     167 %     128 %    579 %        0 %




*Commencement of Operations
**Annualized


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
MILLENNIUM FUNDS, INC.
   NOTES TO FINANCIAL STATEMENTS
   December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------


Note 1.  Organization

The Millennium Growth Fund (the "Growth Fund") and the Millennium Growth & Income Fund (the "Growth & Income Fund") are registered as non-diversified open-end management investment companies under the Investment Company Act of 1940, as amended (the "Act"). The Growth Fund and the Growth & Income Fund (each a "Fund" and collectively, the "Funds") are each a series of Millennium Funds, Inc. (the "Company"). The Growth Fund's primary investment objective is growth of capital. The Growth & Income Fund's primary investment objective is growth of capital and dividend income. The Growth Fund commenced operations on July 16, 1997 and the Growth & Income Fund commenced operations on June 26, 1998.

Note 2.  Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of each Fund:

Security Valuation - On each Fund business day, the Company determines the net asset value per share of each Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by each Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Company's Board of Directors pursuant to the Company's valuation procedures. Securities that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at net asset value.

Security Transactions and Investment Income - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

Repurchase Agreements - Each Fund may invest in repurchase agreements. Each Fund, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, each Fund may have difficulties disposing of such securities.

--------------------------------------------------------------------------------
MILLENNIUM FUNDS, INC.
   NOTES TO FINANCIAL STATEMENTS
   December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------


Distributions to Shareholders - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by a Fund, timing differences and differing characterizations of distributions made by the Funds.

Federal Taxes - Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

Expense Allocation - The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds in proportion to each Fund's average daily net assets.

Deferred Organization Costs - The Growth Fund incurred expenses of $35,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis through July 15, 2002. The Growth & Income Fund incurred expenses of $42,687 in connection with its organization. Those costs have been deferred and are being amortized on a straight-line basis through June 25, 2003.

Adoption of New Accounting Principle - In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide applies to annual financial statements issued after December 15, 2000. The adoption of the Guide does not have a significant effect on the financial statements.

Note 3.  Advisory Fees and Other Transactions with Related Parties

Investment Advisor - The Funds have an investment advisory agreement with Millennium Capital Advisors, Inc. (the "Advisor"). Under this agreement, the Advisor provides each Fund with investment advisory and management services for which the Fund pays a fee at an annual rate of 0.95% of the average daily net assets of the Fund.

Transfer Agent and Fund Accounting- The transfer agent, dividend disbursing agent and Fund accounting agent for each Fund is Mutual Shareholder Services, LLC ("MSS"). MSS receives from each Fund an annual fee of $25,755, plus annual shareholder account fee of $11.50 per account (if the number shareholder accounts are in excess of 800).

Other Service Providers - The custodian for each Fund is Union Bank of California ("UBOC"). For its services, UBOC receives a fee from each Fund at an annual rate of 0.02% of the Fund's average daily net assets, subject to a minimum annual fee of $3,500 per Fund.

--------------------------------------------------------------------------------
MILLENNIUM FUNDS, INC.
   NOTES TO FINANCIAL STATEMENTS
   December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------



Note 4.  Security Transactions

The cost of purchases and proceeds from sales of securities, other than short-term investments, for the year ended December 31, 2001 for the Growth Fund and Growth & Income Fund were as follows:

                                    Millennium                Millennium
                                   Growth Fund           Growth & Income Fund
                                   ------------          --------------------
    Cost of Purchases               $3,261,270                $3,130,200
    Proceeds from Sales              4,063,219                 3,819,126

For federal income tax purposes, the tax cost basis of investment securities, net unrealized appreciation of investments, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation for all securities, and the capital loss carryovers (expiring in 2009) available to offset future capital gains, as of December 31, 2001, were as follows:

                                       Millennium             Millennium
                                      Growth Fund        Growth & Income Fund
                                      ------------       --------------------

Aggregate Gross Unrealized
    Appreciation                         86,102                 86,100
Aggregate Gross Unrealized
    Depreciation                       (565,131)              (231,146)
Net Unrealized Depreciation            (479,029)              (145,046)





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   This report is provided for the general information of the shareholders of
Millennium Funds, Inc. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.



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